Summary of Significant Accounting Policies - Disaggregation of Revenue by source (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)
Disaggregation of Revenue by source
Total revenue	$ 270,123	$ 250,325	$ 301,095	$ 271,855	$ 588,561	$ 563,717
Baseball [Member]
Disaggregation of Revenue by source
Total revenue	254,935	236,918	272,496	246,758	534,984	522,397
Baseball Event
Disaggregation of Revenue by source
Total revenue					298,364	287,348
Broadcasting
Disaggregation of Revenue by source
Total revenue					$ 154,185	163,188
Term of ANLBC's long-term local broadcasting agreement with Sportsouth Network II, LLC					15 years
Revenue recognized from performance obligations satisfied in prior periods						13,400
Retail And Licensing
Disaggregation of Revenue by source
Total revenue					$ 47,792	44,089
Number of clubs along with whom the Company participates in an agency arrangement | item					29
Other
Disaggregation of Revenue by source
Total revenue					$ 34,643	27,772
Baseball Revenue
Disaggregation of Revenue by source
Total revenue					534,984	522,397
Mixed-Use Development [Member]
Disaggregation of Revenue by source
Total revenue	$ 15,188	$ 13,407	$ 28,599	$ 25,097	$ 53,577	$ 41,320